Summary of Operations and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of common, subordinated and general partner units issued
The following table summarizes common, subordinated and general partner units issued from the date of the Partnership’s IPO through December 31, 2014.

	Limited Partner Units		General
	Common	Subordinated	Partner Units	Total
Issued in connection with IPO	17,339,718	17,339,718	707,744	35,387,180
Balance at December 31, 2012	17,339,718	17,339,718	707,744	35,387,180
July 2013 equity offering	12,650,000	—	—	12,650,000
Sunrise Merger consideration	479,184	—	267,942	747,126
Balance at December 31, 2013	30,468,902	17,339,718	975,686	48,784,306
May 2014 equity offering	12,362,500	—	—	12,362,500
Jupiter Acquisition consideration	516,050	—	262,828	778,878
Balance at December 31, 2014	43,347,452	17,339,718	1,238,514	61,925,684

Schedule of property, plant and equipment
Expenditures that extend the useful life of the underlying asset are capitalized.

	As of December 31,
	2014	2013
	(Thousands)
Transmission and storage assets	$1,045,207	$904,699
Accumulated depreciation	(159,583)	(135,949)
Net transmission and storage assets	885,624	768,750
Gathering assets	776,596	549,144
Accumulated depreciation	(56,903)	(40,466)
Net gathering assets	719,693	508,678
Net property, plant and equipment	$1,605,317	$1,277,428